April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniYield Fund, Inc. (MYD)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 7.9%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$4,665	$ 4,905,486
Series A, 5.25%, 05/01/55	4,440	4,709,707
Series C, 5.50%, 10/01/54	10,500	11,216,314
Series F, 5.50%, 11/01/53	830	868,218
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	1,100	1,105,941
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54(a)	1,585	1,728,724
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	5,525	5,740,017
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	7,015	7,186,268
Series A-1, 5.50%, 01/01/53	1,405	1,488,861
Series B, 5.00%, 01/01/54	1,230	1,277,763
		40,227,299
Arizona — 4.3%
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	1,665	1,763,541
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	190	171,210
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	3,575	3,337,668
Industrial Development Authority of the County of Pima, RB, S/F Housing, Series C, (GNMA), 6.00%, 07/01/55	3,340	3,634,914
Salt Verde Financial Corp., RB
5.00%, 12/01/32	7,365	7,722,774
5.00%, 12/01/37	5,000	5,195,373
		21,825,480
Arkansas — 1.0%
Arkansas Development Finance Authority, RB
AMT, 4.75%, 09/01/49(b)	4,900	4,470,414
AMT, Sustainability Bonds, 5.70%, 05/01/53	895	900,531
		5,370,945
California — 3.6%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	785	764,714
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	2,590	2,491,045
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	1,650	1,618,557
California Statewide Financing Authority, RB, Series A, 6.00%, 05/01/43	3,285	3,286,184
City of Los Angeles Department of Airports, ARB, Series A, AMT, 4.00%, 05/15/42	2,815	2,551,740
City of Los Angeles Department of Airports, Refunding ARB
AMT, Subordinate, 5.00%, 05/15/46	2,415	2,437,913
Series A, AMT, Sustainability Bonds, 5.50%, 05/15/55	2,305	2,409,676
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 5.00%, 07/01/56	3,145	3,090,637
State of California, GO, (AMBAC), 5.00%, 04/01/31	10	10,010
		18,660,476
Security	Par (000)	Value
Colorado — 0.7%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/45	$870	$ 926,649
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	355	368,964
5.25%, 11/01/52	745	765,182
Colorado Housing and Finance Authority, RB, M/F Housing, Class A, Sustainability Bonds, (FHLMC), 4.48%, 03/01/44	555	539,872
University of Colorado, RB, Series A, 5.00%, 06/01/50	745	766,700
		3,367,367
Connecticut — 0.5%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-R, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 11/15/51	315	311,095
Connecticut State Health & Educational Facilities Authority, RB, 4.25%, 07/15/53	720	642,946
Waterbury Housing Authority, RB, M/F Housing, Series A, (FHLMC), 4.50%, 02/01/42	1,690	1,651,985
		2,606,026
Delaware — 0.6%
Delaware River & Bay Authority, Refunding RB, 4.00%, 01/01/44	3,065	2,825,247
District of Columbia — 9.7%
District of Columbia Housing Finance Agency, RB, M/F Housing
Series B-2, 4.10%, 09/01/39	9,000	8,683,081
Series A, Sustainability Bonds, (FHLMC), 4.88%, 09/01/45	1,280	1,247,938
District of Columbia Income Tax Revenue, RB, Series A, 5.25%, 05/01/48	635	669,238
District of Columbia Water & Sewer Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/52	1,875	1,883,931
District of Columbia, Refunding GO, Series A, 5.25%, 01/01/48	1,215	1,274,653
District of Columbia, TA, 5.13%, 06/01/41	3,490	3,493,532
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/31(c)	8,350	6,530,647
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/32(c)	15,000	11,204,556
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/33(c)	13,410	9,554,049
Series B, Subordinate, 4.00%, 10/01/49	3,780	3,256,210
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Sustainability Bonds, 5.00%, 07/15/45	1,965	2,026,760
		49,824,595
Florida — 10.6%
City of Miami Florida, RB, Series A, 5.00%, 03/01/48	3,200	3,263,678
County of Broward Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	445	411,004
County of Miami-Dade Florida Water & Sewer System Revenue, RB, Series A, 4.13%, 10/01/50	6,390	5,721,019
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	7,615	7,715,755
County of Pasco Florida, RB, (AGM), 5.00%, 09/01/48	5,000	5,093,342
Florida Development Finance Corp., Refunding RB
AMT, (AGM), 5.00%, 07/01/44	3,815	3,762,862
AMT, (AGM), 5.25%, 07/01/47	900	903,699

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Florida Housing Finance Corp., RB, S/F Housing, Series 1, (FHLMC, FNMA, GNMA), 4.55%, 01/01/49	$3,170	$ 3,091,403
Greater Orlando Aviation Authority, ARB, Sub-Series A, AMT, 5.00%, 10/01/42	2,860	2,868,035
Hillsborough County Industrial Development Authority, Refunding RB
Series C, 5.25%, 11/15/49	825	865,218
Series C, 4.13%, 11/15/51	7,030	6,362,841
JEA Water & Sewer System Revenue, Refunding RB, Series A, 10/01/54(d)	5,710	6,103,685
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	430	445,307
Orange County Health Facilities Authority, Refunding RB, Series A, 5.25%, 10/01/56	2,330	2,383,434
Tampa-Hillsborough County Expressway Authority, RB, 5.00%, 07/01/47	3,105	3,084,183
Two Lakes Community Development District, SAB, 5.00%, 05/01/55	960	922,625
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	1,420	1,417,816
		54,415,906
Georgia — 3.0%
County of DeKalb Georgia Water & Sewerage Revenue, Refunding RB, 5.00%, 10/01/48	2,490	2,576,583
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	1,105	936,203
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	2,100	2,112,100
Series B, 5.00%, 12/01/52(a)	7,800	8,038,122
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	1,655	1,726,205
		15,389,213
Hawaii — 0.5%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.25%, 07/01/51	2,500	2,545,580
Idaho — 2.0%
Power County Industrial Development Corp., RB, 6.45%, 08/01/32	10,000	10,018,922
Illinois — 9.5%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	1,115	1,074,290
Series C, 5.25%, 12/01/35	3,095	3,095,285
Series D, 5.00%, 12/01/46	4,040	3,822,714
Series H, 5.00%, 12/01/36	460	434,204
Chicago Board of Education, Refunding GO
Series D, 5.00%, 12/01/31	1,000	1,003,898
Series G, 5.00%, 12/01/34	455	454,948
Chicago O’Hare International Airport, ARB, Series D, AMT, Senior Lien, 5.00%, 01/01/52	4,620	4,533,418
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	2,005	2,078,272
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.50%, 11/01/62	5,430	5,705,767
Cook County Community Consolidated School District No. 64 Park Ridge-Niles, GO, 5.00%, 12/01/49	2,240	2,263,389
Illinois Finance Authority, Refunding RB
4.00%, 02/15/27(e)	85	86,207
Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB (continued)
4.00%, 02/15/41	$2,775	$ 2,553,534
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 10/01/43	3,095	3,125,619
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	1,835	1,741,566
Metropolitan Pier & Exposition Authority, Refunding RB(c)
Series B, (AGM), 0.00%, 06/15/44	10,925	4,260,418
Series B, (AGM), 0.00%, 06/15/47	27,225	8,814,634
State of Illinois, GO
Series B, 5.25%, 05/01/48	1,440	1,462,174
Series C, 5.00%, 12/01/45	2,235	2,239,919
		48,750,256
Iowa — 1.3%
Iowa Finance Authority, RB, S/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.75%, 07/01/49	2,230	2,231,570
Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.40%, 07/01/44	4,460	4,194,797
		6,426,367
Kentucky — 1.6%
Kentucky Economic Development Finance Authority, Refunding RB, Series A, 5.00%, 08/01/44	2,140	2,099,942
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(f)	2,485	2,815,909
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series C, 5.00%, 05/15/49	3,000	3,089,390
		8,005,241
Louisiana — 1.3%
Louisiana Public Facilities Authority, RB, 5.25%, 10/01/53	4,100	4,077,243
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.25%, 07/01/53	2,755	2,823,912
		6,901,155
Maryland — 1.6%
Maryland Community Development Administration, RB, M/F Housing, Series D-1, Sustainability Bonds, (FHLMC), 4.35%, 02/01/44	2,475	2,298,216
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	1,250	1,082,351
Maryland Stadium Authority, RB, 5.00%, 06/01/54	4,785	4,863,801
		8,244,368
Massachusetts — 3.8%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series B, 5.00%, 06/01/50	5,000	5,172,019
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/47	2,740	2,830,744
Series C, 5.00%, 10/01/52	2,835	2,906,359
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series A-1, 5.25%, 07/01/29	3,250	3,542,107
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	3,000	2,848,729
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	2,325	2,333,513
		19,633,471
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Michigan — 2.3%
Great Lakes Water Authority Sewage Disposal System Revenue, RB, Series B, 2nd Lien, 5.25%, 07/01/47	$1,125	$ 1,179,924
Michigan Finance Authority, RB
4.00%, 02/15/47	820	730,579
4.00%, 02/15/50	4,730	4,170,576
4.00%, 02/15/44	1,710	1,542,278
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	2,255	2,254,997
State of Michigan Trunk Line Revenue, RB, 5.50%, 11/15/49	1,855	1,991,051
		11,869,405
Minnesota — 1.0%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	2,160	1,919,538
Series A, 5.25%, 02/15/58	3,125	3,125,860
		5,045,398
Mississippi — 0.2%
Mississippi Home Corp., Series 2025-06FN, Class PT, 4.55%, 04/01/42	885	886,773
Missouri — 2.9%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.00%, 02/15/49	5,555	4,793,009
Series C, 5.00%, 11/15/42	5,470	5,489,200
Kansas City Industrial Development Authority, ARB
AMT, (AGM), 5.00%, 03/01/49	1,335	1,324,274
AMT, (AGM), 5.00%, 03/01/55	1,345	1,333,909
Kansas City Industrial Development Authority, RB, M/F Housing, Sustainability Bonds, (FHLMC), 4.39%, 09/01/42	1,574	1,475,801
Missouri Housing Development Commission, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 11/01/49	320	319,850
		14,736,043
Nebraska — 1.0%
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	5,000	5,265,404
New Hampshire — 1.4%
National Finance Authority Affordable Housing Certificates, Series 2024-1, Class A, 4.15%, 10/20/40	360	338,976
New Hampshire Business Finance Authority, Series 2025-1, Class A1, 4.17%, 01/20/41(a)	795	754,291
New Hampshire Business Finance Authority, RB, M/F Housing
Class B, 5.75%, 04/28/42	1,025	1,033,006
Series 2, Sustainability Bonds, 4.25%, 07/20/41	3,113	2,964,350
Series 2, Class 3-A, Sustainability Bonds, 4.16%, 10/20/41(a)	2,359	2,179,081
		7,269,704
New Jersey — 7.2%
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	3,565	3,679,184
Series B, 6.50%, 04/01/31	1,495	1,531,499
Series EEE, 5.00%, 06/15/48	12,340	12,406,561
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	2,010	1,943,722
Series C, AMT, Subordinate, 5.00%, 12/01/52	2,595	2,461,661
Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/28(e)	$845	$ 900,176
5.00%, 06/15/46	1,570	1,578,989
Series C, (AMBAC), 0.00%, 12/15/35(c)	7,395	4,780,223
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	2,435	2,419,711
Sub-Series B, 5.00%, 06/01/46	5,290	5,064,690
		36,766,416
New York — 16.0%
City of New York, GO
Series A-1, 4.00%, 09/01/46	1,640	1,491,841
Series -G-1, 5.25%, 02/01/53	440	463,934
Empire State Development Corp., RB, Series A, 4.00%, 03/15/49	1,870	1,675,866
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,070	3,644,267
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	3,335	3,320,560
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	1,085	1,089,917
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	1,605	1,632,282
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	3,335	2,995,628
New York City Municipal Water Finance Authority, RB, Series BB, 5.25%, 06/15/55	545	579,005
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 4.13%, 06/15/46	9,330	8,843,662
New York City Transitional Finance Authority, RB, Series B, Subordinate, 5.00%, 05/01/46	2,480	2,569,101
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	3,200	3,199,938
New York Liberty Development Corp., Refunding RB(b)
Class 1, 5.00%, 11/15/44	8,145	8,094,390
Class 2, 5.38%, 11/15/40	1,760	1,759,933
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	2,765	2,449,688
New York State Dormitory Authority, RB, Series A, 4.00%, 03/15/47	1,575	1,437,804
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/44	2,270	2,122,268
Series A, 4.00%, 03/15/47	7,890	7,172,352
Series A-1, 5.00%, 03/15/45	5,610	5,854,115
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	965	999,910
Series A, AMT, 5.00%, 07/01/46	1,525	1,504,923
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	2,230	2,261,155
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	1,445	1,455,390
AMT, Sustainability Bonds, 5.38%, 06/30/60	5,590	5,577,679
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	890	898,658
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 5.25%, 05/15/52	1,625	1,693,647
Series A, 4.25%, 05/15/58	3,275	2,998,765
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/56	2,230	2,293,295
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, Sustainability Bonds, 5.25%, 11/15/40	1,640	1,799,358
		81,879,331

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
North Carolina — 0.0%
North Carolina Medical Care Commission, RB, Series A, 5.13%, 10/01/54	$195	$ 196,030
North Dakota — 0.3%
North Dakota Housing Finance Agency, RB, S/F Housing
Series A, Sustainability Bonds, 4.70%, 07/01/49	480	467,876
Series C, Sustainability Bonds, 6.25%, 01/01/55	975	1,065,954
		1,533,830
Ohio — 3.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	3,170	2,729,124
County of Cuyahoga Ohio, Refunding RB
5.00%, 02/15/42	3,175	3,146,730
5.00%, 02/15/52	2,730	2,587,133
County of Franklin Ohio, RB
Series A, 4.00%, 12/01/44	1,060	945,680
Series A, 5.00%, 12/01/47	840	841,952
County of Hamilton Ohio, RB
Series A, 5.00%, 08/15/42	4,350	4,380,527
Series CC, 5.00%, 11/15/49	1,130	1,166,489
North Ridgeville City School District, GO, 5.25%, 12/01/54	1,865	1,906,164
		17,703,799
Oklahoma — 0.7%
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	3,140	3,329,749
Oregon — 1.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	5,325	5,561,663
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series K1, (FHLMC), 4.33%, 11/01/43	4,110	3,995,885
		9,557,548
Pennsylvania — 6.0%
Allegheny County Airport Authority, ARB
Series A, AMT, (AGM), 5.50%, 01/01/48	6,750	7,007,532
Series A, AMT, (AGM-CR), 4.00%, 01/01/56	1,275	1,049,639
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/51	1,115	915,250
5.00%, 09/01/48	740	722,556
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 06/30/42	1,765	1,738,320
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	3,210	3,189,562
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, (AGC), 5.25%, 11/01/48	1,935	1,998,721
Pennsylvania Housing Finance Agency, RB, Series 2024- 26FN, Class PT, 4.63%, 02/01/42	3,210	3,253,952
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	7,735	7,729,003
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	3,105	3,170,636
		30,775,171
Puerto Rico — 5.8%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	2,931	3,021,889
Security	Par (000)	Value
Puerto Rico (continued)
Commonwealth of Puerto Rico, GO (continued)
Series A-1, Restructured, 5.75%, 07/01/31	$2,646	$ 2,785,155
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,817	3,517,650
Series A-1, Restructured, 5.00%, 07/01/58	12,161	11,556,556
Series A-2, Restructured, 4.78%, 07/01/58	6,236	5,698,161
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	9,662	3,097,471
		29,676,882
Rhode Island — 0.3%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(g)(h)	4,155	1,765,875
South Carolina — 1.2%
South Carolina Jobs-Economic Development Authority, RB, Series A, 5.50%, 11/01/54	1,080	1,137,107
South Carolina Jobs-Economic Development Authority, Refunding RB, 4.00%, 12/01/44	3,835	3,347,126
South Carolina Public Service Authority, Refunding RB, Series B, (AGM), 5.00%, 12/01/54	1,580	1,582,715
		6,066,948
Tennessee — 3.8%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/54	860	915,804
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	2,665	2,659,178
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, Refunding RB, 5.25%, 10/01/58	4,030	3,997,868
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	4,190	4,360,324
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	7,270	7,452,737
		19,385,911
Texas — 16.5%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	885	850,073
7.88%, 11/01/62	755	765,084
Bexar Management And Development Corp., RB, M/F Housing, (FHLMC), 4.61%, 07/01/44	4,100	4,073,239
Canutillo Independent School District, GO, Series A, (PSF-GTD), 4.00%, 02/15/49	2,850	2,539,727
City of Austin Texas Airport System Revenue, ARB
Series A, 5.00%, 11/15/41	3,250	3,272,901
Series B, AMT, 5.00%, 11/15/44	5,755	5,773,627
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, Series A, 5.00%, 10/01/41	1,240	1,253,744
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/39	1,600	1,602,073
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	3,580	3,672,274
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	1,765	1,765,647
City of Houston Texas, GOL
Series A, 5.25%, 03/01/49	850	892,362
Series A, 4.13%, 03/01/51	3,125	2,771,175
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
5.00%, 02/01/47	$3,415	$ 3,430,605
Series A, 5.50%, 02/01/50	5,280	5,665,913
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 08/15/49	2,390	2,118,858
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	560	523,469
Crowley Independent School District, GO, (PSF-GTD), 4.25%, 02/01/53	190	177,867
Fort Bend Independent School District, Refunding GO, Series A, (PSF), 4.00%, 08/15/49	1,315	1,198,612
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 6.38%, 01/01/33	40	40,047
Hidalgo County Regional Mobility Authority, RB, CAB, Series A, 0.00%, 12/01/42(c)	2,500	997,432
Lower Colorado River Authority, Refunding RB, (AGM), 5.00%, 05/15/49	5,445	5,559,578
Marshall Independent School District, GO, (PSF-GTD), 4.00%, 02/15/45	620	572,005
Mesquite Housing Finance Corp., RB, M/F Housing, Series A, Sustainability Bonds, (FHLMC), 4.53%, 02/01/44	5,100	4,810,007
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31(c)(e)	4,110	2,055,627
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/43	6,205	6,228,106
Permanent University Fund - Texas A&M University System, Refunding RB, Series A, 5.00%, 07/01/54	1,425	1,479,177
Plano Independent School District, GO, 5.00%, 02/15/42	1,540	1,617,051
San Antonio Housing Trust Public Facility Corp., Series 2024-11FN, Class PT, 4.45%, 04/01/43	710	697,131
San Antonio Housing Trust Public Facility Corp., RB, M/F Housing, Series A, (FHLMC), 4.43%, 04/01/43	1,015	948,561
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	1,280	1,130,510
Series B, 5.00%, 07/01/43	4,080	4,110,495
Series B, 5.00%, 07/01/48	5,505	5,516,274
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	575	564,631
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 5.13%, 01/01/54	960	966,466
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	2,435	2,385,306
Texas State University System, Refunding RB, 4.00%, 03/15/49	2,990	2,665,244
		84,690,898
Utah — 1.0%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	310	301,697
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/46	4,750	4,750,456
		5,052,153
Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/55	4,950	4,345,377
Security	Par (000)	Value
Virginia (continued)
Henrico County Economic Development Authority, RB, 11/01/48(d)	$1,460	$ 1,463,519
Virginia Housing Development Authority, RB, S/F Housing
Series E-2, 4.40%, 10/01/44	145	139,526
Series E-2, 4.55%, 10/01/49	405	389,264
		6,337,686
Washington — 0.1%
Washington State Housing Finance Commission, RB, M/F Housing, Series 2, Class 1, Sustainability Bonds, 4.08%, 03/20/40(a)	802	737,660
Wisconsin — 1.1%
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/54	460	476,418
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	700	707,517
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.75%, 09/01/50	4,465	4,297,865
		5,481,800
Total Municipal Bonds — 138.9% (Cost: $709,061,692)		711,048,328
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama — 1.9%
Southeast Energy Authority A Cooperative District, RB, Series A, 5.25%, 01/01/54(a)	9,350	9,777,277
Florida — 6.0%
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.00%, 10/01/52	10,000	10,270,978
County of Miami-Dade Florida Transit System, RB, 5.00%, 07/01/50	10,000	10,147,441
Hillsborough County Aviation Authority, ARB, Series B, AMT, 5.50%, 10/01/49	10,000	10,450,114
		30,868,533
Illinois — 2.0%
Chicago O’Hare International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.50%, 01/01/53(j)	10,000	10,336,870
Nebraska — 2.4%
Omaha Public Power District, RB, Series A, 5.00%, 02/01/46(j)	11,970	12,318,072
New York — 8.3%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/50	10,000	10,266,631
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	12,550	12,718,495
New York City Transitional Finance Authority, RB, Series F-1, 5.25%, 02/01/53	10,000	10,453,934
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46(j)	8,760	8,879,043
		42,318,103

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ohio — 1.9%
Columbus Regional Airport Authority, Refunding ARB, Series A, AMT, 5.50%, 01/01/50(j)	$9,000	$ 9,373,180
Texas — 1.3%
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.25%, 05/15/48	6,340	6,665,625
Washington — 3.7%
Port of Seattle Washington, Refunding ARB, Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	8,485	8,606,183
State of Washington, GO, Series 2024-A, 5.00%, 08/01/48	10,000	10,355,492
		18,961,675
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 27.5% (Cost: $141,238,795)		140,619,335
Total Long-Term Investments — 166.4% (Cost: $850,300,487)		851,667,663

	Shares
Short-Term Securities
	Money Market Funds — 0.5%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.05%(k)(l)	2,498,867	2,499,117
	Total Short-Term Securities — 0.5% (Cost: $2,498,944)	2,499,117
	Total Investments — 166.9% (Cost: $852,799,431)	854,166,780
	Other Assets Less Liabilities — 0.4%	1,866,058
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.2)%	(92,972,618)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (49.1)%	(251,154,673)
	Net Assets Applicable to Common Shares — 100.0%	$ 511,905,547

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between January 1, 2032 to January 1, 2033, is $26,855,721.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 5,550,980	$ —	$ (3,051,864)(a)	$ —	$ 1	$ 2,499,117	2,498,867	$ 314,916	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Fund, Inc. (MYD)

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 711,048,328	$ —	$ 711,048,328
Municipal Bonds Transferred to Tender Option Bond Trusts	—	140,619,335	—	140,619,335
Short-Term Securities
Money Market Funds	2,499,117	—	—	2,499,117
	$2,499,117	$851,667,663	$—	$854,166,780
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(92,349,983)	$—	$(92,349,983)
VRDP Shares at Liquidation Value	—	(251,400,000)	—	(251,400,000)
	$—	$(343,749,983)	$—	$(343,749,983)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
PSF	Permanent School Fund
PSF-GTD	Permanent School Fund Guaranteed
Portfolio Abbreviation (continued)
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
TA	Tax Allocation